Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and contingencies
Schedule of capital expenditure contracted for at the end of the year but not yet incurred	Capital expenditure contracted for at the end of the year but not yet incurred is as follows:

	2018	2019
	RMB	RMB

Purchase of automobiles for future leases	7,007	—

	7,007	—